UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23846

Redwood Real Estate Income Fund

___________________________________________

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

___________________________________________

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (414) 299-2270

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212

___________________________________________

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
215-988-2700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1.  Reports to Stockholders.

(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Semi-Annual Report

June 30, 2023

CREMX | Redwood Real Estate Income Fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Real Estate Income Fund (the "Fund"). Such offering is made only by prospectus, which includes details as to the Fund's offering price, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

redwoodim.com/private-debt | 888.570.0805

REDWOOD REAL ESTATE INCOME FUND Schedule of Investments As of June 30, 2023 (Unaudited)
Shares		Fair Value
	SHORT-TERM INVESTMENTS — 85.2%
	DEMAND DEPOSIT — 85.2%
81,100,000	UMB Money Market Fiduciary, 0.01%(a)	$81,100,000

	TOTAL INVESTMENTS — 85.2% (Cost $81,100,000)	81,100,000
	Other assets in excess of liabilities — 14.8%	14,034,784
	TOTAL NET ASSETS — 100.0%	$95,134,784

(a)      Rate disclosed represents the seven day yield as of the Fund’s period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

See accompanying Notes to Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Statement of Assets and Liabilities As of June 30, 2023 (Unaudited)
Assets:
Short-term investments, at fair value (cost $81,100,000)	$81,100,000
Cash	14,000,000
Interest receivable	44,411
Total assets	95,144,411

Liabilities:
Payable for investment management fees	4,579
Payable for legal fees	548
Payable for audit and tax fees	1,852
Payable for fund accounting and administration fees	1,072
Payable for transfer agent fees	554
Payable for custody fees	215
Payable for chief compliance officer fees	219
Payable for Trustees’ fees	345
Payable for other accrued expenses	243
Total liabilities	9,627
Net Assets	$95,134,784

Components of Net Assets:
Paid-in capital (unlimited shares authorized, no par value)	$95,100,000
Total distributable earnings	34,784
Net Assets	$95,134,784
Shares of beneficial interest issued and outstanding	3,804,000
Net asset value per share	$25.01

See accompanying Notes to Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Statement of Operations For the Period Ended June 30, 2023 (Unaudited)(1)
Investment income:
Interest	$44,411
Total investment income	44,411

Expenses:
Advisory fees (Note 4)	4,579
Audit and tax fees	1,852
Fund accounting and administration fees	1,072
Transfer agent fees	554
Legal fees	548
Trustees’ fees	345
Chief Compliance Officer fees	219
Custody fees	215
Insurance fees	110
Miscellaneous fees	96
Shareholder reporting fees	37
Total expenses	9,627
Net investment income	34,784

Net Increase in Net Assets from Operations	34,784

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Statements of Changes in Net Assets (Unaudited)
For the Period Ended June 30, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$34,784
Net increase in net assets resulting from operations	34,784

Capital Transactions:
Net proceeds from shares sold	95,000,000
Net increase in net assets from capital transactions	95,000,000

Total increase in net assets	95,034,784

Net Assets:
Beginning of period	100,000(2)
End of period	$95,134,784

Capital Share Transactions:
Shares sold	3,800,000
Net increase in capital share transactions	3,800,000

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)    Redwood Investment Management, LLC (the “Adviser”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

See accompanying Notes to Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Statement of Cash Flows For the Period Ended June 30, 2023 (Unaudited)(1)
Cash flows provided by operating activities:
Net increase in net assets from operations	34,784

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Change in short-term investments, net	(81,100,000)

Changes in assets and liabilities
(Increase) in assets:
Interest	(44,411)
Increase in liabilities:
Investment management fees	4,579
Audit and tax fees	1,852
Custody fees	215
Transfer agent fees	554
Fund accounting and administration fees	1,072
Chief compliance officer fees	219
Trustees’ fees	345
Other accrued expenses	243
Legal fees	548
Net cash used in operating activities	(81,100,000)

Cash flows provided by financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	95,000,000
Net cash provided by financing activities	95,000,000

Net Increase in Cash	13,900,000

Cash, beginning of period	100,000
End of period	14,000,000

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Financial Highlights

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period Ended June 30, 2023 (Unaudited)(1)
Net asset value, beginning of period	$25.00

Income from Investment Operations:
Net investment income(2)	0.01
Total from investment operations	0.01

Net asset value, end of period	$25.01

Total return(3),(4)	0.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$95,135

Ratio of expenses to average net assets(5)	1.84%
Ratio of net investment income to average net assets(5)	6.67%

Portfolio turnover rate(4)	0%

____________

(1)      Reflects operations for the period from June 26, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Based on average shares outstanding for the period.

(3)      Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

(4)      Not annualized.

(5)      Annualized.

See accompanying Notes to Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements June 30, 2023 (Unaudited)

1. Organization

Redwood Real Estate Income Fund (the “Fund”) was established as a Delaware statutory trust (the “Trust”) on December 19, 2022. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as an interval fund pursuant to Rule 23c-3 of the 1940 Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund currently offers one share class, Class I Shares, and is authorized to offer an unlimited number of shares. On April 21, 2023, Redwood Investment Management, LLC (the “Investment Manager”) made an initial purchase of 4,000 shares for $100,000 at a $25.00 net asset value per share. The Fund commenced investment operations on June 26, 2023.

The Fund’s investment objective is to provide current income and preserve shareholders’ capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. commercial real estate-related income investments. For this purpose, commercial real estate-related income investments include U.S.-based (i.e., backed by real estate based in one of the fifty U.S. states): (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, and (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.

The Investment Manager serves as the Fund’s investment adviser and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant accounting policies

Basis of Presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statement. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Use of Estimates

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. Significant accounting policies – (Continued)

Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment Transactions

Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for financial reporting.

Federal Income Taxes

The Fund has elected to be taxed as a real estate investment trust (“REIT”). The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Provided that the Fund qualifies as a REIT, generally the Fund will be entitled to a deduction for dividends that the Fund pays and therefore will not be subject to U.S. federal corporate income tax on the Fund’s net taxable income that is currently distributed to the Fund’s shareholders. In general, the income that the Fund generates, to the extent declared as a dividend and subsequently paid to its shareholders, is taxed only at the shareholder level.

Distribution to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the United States (“GAAP”). For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2023 fiscal year.

Contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading, which does not include weekends and customary holidays, and at such other times as the Board may determine, including

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. Significant accounting policies – (Continued)

in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. NAV per share is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), and the aggregate liquidation value of any outstanding preferred stock, by the total number of common shares outstanding.

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Manager as its valuation designee (“Valuation Designee”). The Valuation Procedures provide that the Fund will value its investments at fair value.

The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. Significant accounting policies – (Continued)

shareholders’ investments in the Fund. Non-material information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier.

3. Fair Value Disclosures

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•      Level 2 — Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2023:

Investments	Fair Value Measurements at the End of the Reporting Period Using
	Level 1	Level 2	Level 3	Total
Security Type
Short-Term Investments	$81,100,000	$—	$—	$81,100,000
Total	$81,100,000	$—	$—	$81,100,000

4. Management and Other Agreements

The Fund has entered into an investment management agreement with the Investment Manager (the “Management Agreement”), pursuant to which the Investment Manager provides advisory and other services to the Fund. For its provision of advisory services to the Fund, the Fund pays the Investment Manager an investment management fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
4. Management and Other Agreements – (Continued)

the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). The Fund does not plan to engage in leverage during its first year of operations; therefore, the management fee based on net assets and Managed Assets will be the same during this period. For the period ended June 30, 2023, fees in the amount of $4,579 were incurred pursuant to the terms of the Management Agreement.

Certain officers and Trustees of the Trust are also officers of the Investment Manager.

PINE Advisors LLC provides Chief Compliance Officer (“CCO”) services to the Fund. UMB Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator.

5. Capital share transactions

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares (“Shares”). The minimum initial investment in Class I Shares by any investor is $1,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

During the period ended June 30, 2023, the Fund did not have a repurchase offer.

6. Investment transactions

Purchases and sales of investments for the period ended June 30, 2023, were $0 and $0, respectively.

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)

7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. The following table lists the significant Fund account holders as of June 30, 2023. Each company listed is an open-end management investment company and each is a series of the Two Roads Shared Trust. The Adviser provides investment management services for each series of the Two Roads Shared Trust.

Redwood Managed Volatility Fund	14.72%
Redwood Managed Municipal Income Fund	21.03%
Redwood AlphaFactor Tactical International Fund	31.55%
Redwood Systematic Macro Trend Fund	32.60%

8. Risk Factors

NO OPERATING HISTORY.    The Fund is a newly organized, non-diversified, closed-end interval fund with no operating history.

REPURCHASE OFFERS; LIMITED LIQUIDITY.    Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

NON-DIVERSIFIED STATUS.    The Fund is classified as “non-diversified” under the Investment Company Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

SOURCING INVESTMENT OPPORTUNITIES RISK.    The Investment Manager may not be able to locate a sufficient number of suitable investment opportunities or finalize investments at a pace that allows the Fund to fully implement its investment strategy. Therefore, the Fund’s operations will likely be materially adversely affected to the extent the Fund’s capital is not fully deployed.

MORTGAGE LOAN RISK.    The Fund will invest in commercial mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a commercial borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include holding a participation interest in such loans. The Fund generally will not have a right to enforce the borrower’s compliance with the terms of any loan agreement, so any such enforcement would require cooperation of other participation interests’ holders in the same underlying loan. The inability to enforce borrower’s compliance could have a material adverse effect on the Fund’s profitability.

MEZZANINE DEBT.    Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. High yield securities are below investment grade debt securities and are commonly referred to as “junk bonds”. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.

FIXED INCOME SECURITIES RISK.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by the Fund, the more sensitive it will likely be to interest fluctuations.

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
8. Risk Factors – (Continued)

SECURED OVERNIGHT FINANCING RATE (“SOFR”) RISK.    SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

DEPENDENCE ON KEY PERSONNEL RISK.    The Fund’s performance may depend on the Investment Manager’s ability to attract and retain certain key personnel in providing services with respect to the Fund’s investments, as well as such key personnel’s performance in selecting securities or investment techniques for the Fund’s portfolio.

SECURED DEBT.    Although secured debt in most circumstances is fully collateralized by the borrower’s assets and holds a senior position in the borrower’s capital structure, there is a risk that the collateral may decrease in value over time, and may be difficult to apprise or sell in a timely manner. Therefore, the Fund’s ability to fully collect on the investment in the event of a default, is not guaranteed.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, which rank below senior secured loans in the priority of collateral claims. Consequently, such loans involve a higher degree of overall risk than senior loans of the same borrower due to the possible unsecured or partially secured status. Further, certain actions to enforce the Fund’s rights with respect to the collateral will be subject to senior loan holder’s directions.

DEFAULT RISK.    The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ILLIQUID PORTFOLIO INVESTMENTS.    The Fund’s investments may include loans that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    The Fund may be subject to allegations of lender liability due to alleged duty violations (e.g. good faith, commercial reasonableness and fair dealing). In addition, under “equitable subordination,” a court may elect to subordinate the Fund’s claim as a lender, to the claims of other creditors, under certain common law principles.

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

REDWOOD REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
8. Risk Factors – (Continued)

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.

REAL ESTATE INDUSTRY CONCENTRATION.    The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

CONFLICTS OF INTEREST.    The Fund may be subject to a number of actual and potential conflicts of interest, resulting from the use of leverage, the Investment Manager’s other financial advisory activities that are similar to (or different than) those of the Fund, and personal trading of the directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates.

9. Subsequent events

Management of the Funds has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REDWOOD REAL ESTATE INCOME FUND Other Information June 30, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-988-9882 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Approval of Investment Management Agreement

At the meeting of the Board held on April 14, 2023, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Investment Management Agreement between the Investment Manager and the Fund (the “Advisory Agreement”). Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the April 14, 2023, meeting (the “Meeting”) was held by videoconference.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Advisory Agreement. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreement, nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Fund under the Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel were well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also considered the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided by the Investment Manager was satisfactory.

REDWOOD REAL ESTATE INCOME FUND Other Information (Continued) June 30, 2023 (Unaudited)

PERFORMANCE

The Board considered the investment experience of the Investment Manager. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

FEES AND EXPENSES

The Board reviewed the proposed advisory fee rate and expected total expense ratio of the Fund. The Board compared the proposed advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report containing data on other comparable funds. The Board considered that, unlike several of the comparable funds, the fee structure for the Fund did not include an incentive fee. The Board also noted that the Investment Manager would be covering the Fund’s organizational expenses. The Board concluded that the proposed advisory fee to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided, although the Board determined to have additional discussions with the Investment Manager following the Meeting regarding potential expense limitations for the Fund.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement. The Board noted that the Fund’s advisory fee did not have breakpoints and would not benefit the Fund as assets grew in the Fund. The Board also determined that, because the Fund had no assets, economies of scale were not present at that time.

PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES

The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Investment Manager from the Investment Manager’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including reputational benefits. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits to the Investment Manager.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreement for an initial two-year term.

REDWOOD REAL ESTATE INCOME FUND Privacy Notice (Unaudited)

The Redwood Real Estate Income Fund (the “Fund”, “we”. “our”, “us”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Redwood Real Estate Income Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Redwood Real Estate Income Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•        Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•        Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

The Redwood Real Estate Income Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•      Your name, address, and social security number;

•      Proprietary information regarding your beneficiaries;

•      Information regarding your earned wages and other sources of income;

•      The composition and value of your managed portfolio;

REDWOOD REAL ESTATE INCOME FUND Privacy Notice (Unaudited) (Continued)

•      Historical information we receive and maintain relating to transactions made on your behalf by the Redwood Real Estate Income Fund, your custodian, or others;

•      Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Redwood Real Estate Income Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•        If you request or authorize the disclosure of the information;

•        To provide investor account services or account maintenance;

•        To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•        To perform services for the Fund, or on its behalf, to maintain business operations and services;

•        To help us to prevent fraud;

•        With attorneys, accountants, and auditors of the Fund;

•        To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Redwood Real Estate Income Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact the Redwood Real Estate Income Fund at 888-988-9882

Investment Manager Redwood Investment Management, LLC 4110 N. Scottsdale Rd, Suite 125 Scottsdale, AZ 85251	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor UMB Distribution Services, LLC 235 West Galena Street Milwaukee, WI 53212
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b)    There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a)     Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)    Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)     The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)    Not applicable to semi-annual reports.

(a) (2)    Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)    Not applicable.

(a) (4)    There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Redwood Real Estate Income Fund

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 7, 2023
/s/ Richard M. Duff
By: Richard M. Duff
Treasurer & Principal Financial Officer
September 7, 2023